DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Apr. 30, 2020	Jan. 21, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Jun. 12, 2018	Dec. 31, 2017
Number of warrants issued									300,000
Operating bank accounts				$ 405,080,000	$ 469,365,000	$ 469,365,000	$ 454,982,000	$ 262,368,000		$ 33,919,000
Aggregate principal amount				$ 2,980,000,000	2,905,000,000	2,905,000,000
Social Capital Hedosophia Holdings Corp. II
Units issue price (in dollars per share)				$ 10.00
Gross proceeds from initial public offering	$ 414,000,000
Proceeds from sale of Private Placement Warrants						9,200,000
Transaction costs	22,196,558
Underwriting fees	7,200,000
Deferred underwriting fees	14,490,000		$ 14,490,000
Other offering costs	$ 506,558
Cash available for working capital purposes					250,461	250,461
Maturity term of U.S. government securities	185 days			185 days
Redemption of shares by Public Shareholders, Number of days considered	2
Minimum net tangible assets to complete business combination	$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent	15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period	100.00%			100.00%
Number of business days after which the public shares are to be redeemed if business combination is not completed within specified period	10
Maximum interest earned to be used to pay dissolution expenses	$ 100,000			$ 100,000
Full pro rata interest per share receivable by the Public Shareholders, in the event of liquidation (in dollars per share)	$ 10.00			$ 10.00
Reduction in the amount of funds held in trust account (in dollars per share)	$ 10.00			$ 10.00
Operating bank accounts				$ 0	250,461	250,461
Securities held in trust account					414,042,207	414,042,207
Working capital deficit				74,304	4,866,591	4,866,591
Interest income on trust account					16,290	42,207
Aggregate principal amount					4,000,000	4,000,000
Amount outstanding under promissory note				$ 0	$ 1,138,497	$ 1,138,497
Social Capital Hedosophia Holdings Corp. II | Initial Public Offering
Units issued (in shares)	41,400,000		41,400,000
Units issue price (in dollars per share)	$ 10.00		$ 10.00
Social Capital Hedosophia Holdings Corp. II | Over-allotment option
Units issued (in shares)	5,400,000		5,400,000
Social Capital Hedosophia Holdings Corp. II | Private placement | Sponsor
Number of warrants issued	6,133,333		6,133,333	6,133,333
Issue price of warrants (in dollars per share)	$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 9,200,000		$ 9,200,000	$ 9,200,000
Social Capital Hedosophia Holdings Corp. II | Subsequent Events | Sponsor
Units issued (in shares)		8,625,000